FAIR VALUE DISCLOSURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, by Balance Sheet Grouping
The following are the carrying amounts and fair values of the Company’s financial instruments as of June 30, 2012 and December 31, 2011 whose carrying amounts do not approximate their fair value:

	June 30, 2012			December 31, 2011
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial assets:
Loans receivable	$21,000	$21,193	$21,000	$—	$—	$—
Financial liabilities:
Senior Notes	225,000	225,000	241,875	225,000	225,000	227,813
Mortgage indebtedness	157,380	157,872	173,548	157,898	158,398	172,829
Amended Secured Revolving Credit Facility	42,500	42,500	42,500	—	—	—

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amount represents the book value of financial instruments and includes unamortized premiums (discounts).

The following are the carrying amounts and fair values of the Company’s financial instruments as of December 31, 2011 and December 31, 2010 whose carrying amounts do not approximate their fair value:

	December 31, 2011			December 31, 2010
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial liabilities:
Senior Notes	225,000	225,000	227,813	225,000	225,000	232,313
Mortgage indebtedness	157,898	158,398	172,829	160,925	161,440	175,772

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amounts represent the book value of financial instruments and include unamortized premiums (discounts).

Fair Value Measurements
At December 31, 2011, the Company recorded the following transactions measured at fair value on a nonrecurring basis (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Nonrecurring Basis:
Investments in real estate (1)	$206,300	$—	$—	$206,300
(1) Amount reflects acquisition date fair value of real estate acquired in 2011.

Recurring
Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value Measurements
The Company determined the fair value of financial instruments as of June 30, 2012 whose carrying amounts do not approximate their fair value with valuation methods utilizing the following types of inputs (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Loans receivable	$21,000	$—	$—	$21,000
Financial liabilities:
Senior Notes	241,875	—	241,875	—
Mortgage indebtedness	173,548	—	—	173,548
Amended Secured Revolving Credit Facility	42,500	—	—	42,500